CONCENTRATIONS - Insurance Carriers (Details)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Supplier Concentration Risk
Concentration Risk [Line Items]
Concentration of risk	0.00%	0.00%	0.00%
Revenue | Customer concentration | A
Concentration Risk [Line Items]
Concentration of risk	15.00%
Concentration of risk			0.00%
Revenue | Customer concentration | B
Concentration Risk [Line Items]
Concentration of risk	15.00%
Concentration of risk		0.00%	0.00%
Revenue | Customer concentration | C
Concentration Risk [Line Items]
Concentration of risk	13.00%	17.00%
Concentration of risk			0.00%
Revenue | Customer concentration | D
Concentration Risk [Line Items]
Concentration of risk		16.00%	12.00%
Concentration of risk	10.00%
Revenue | Customer concentration | E
Concentration Risk [Line Items]
Concentration of risk		11.00%	24.00%
Concentration of risk	0.00%
Revenue | Customer concentration | F
Concentration Risk [Line Items]
Concentration of risk			22.00%
Concentration of risk		0.00%
Revenue | Customer concentration | G
Concentration Risk [Line Items]
Concentration of risk			19.00%
Concentration of risk		0.00%
Accounts Receivable | Customer concentration
Concentration Risk [Line Items]
Concentration of risk	79.10%	57.30%